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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2009

                Check here if Amendment [_]; Amendment Number:
                      This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited as trustee of the Wellcome Trust

Address:  215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Pereira Gray

Title: Managing Director of Investments

Phone: + 44 207 611 8888

Signature, Place, and Date of Signing:

/s/ Peter Pereira Gray    London, England    5/8/09
------------------------  -----------------  ------
         (Name)             (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21 Items

Form 13F Information Table Value Total:  $786,153 (thousands)

List of Other Included Managers:         Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                  ITEM 2      ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8

                                                       Market Value Shares / Prn        Investment  Other   Voting Authority
       Name of Issuer         Title of Class  CUSIP     (X$1,000)       Amt.     SH/PRN Discretion Managers       Sole
----------------------------- -------------- --------- ------------ ------------ ------ ---------- -------- ----------------
APPLE INC                     COM            037833100       56,768      540,030   SH      SOLE      NONE            540,030
BANK OF AMERICA CORPORATION   COM            060505104       24,036    3,524,320   SH      SOLE      NONE          3,524,320
CELLDEX THERAPEUTICS INC NEW  COM            15117B103        1,442      221,546   SH      SOLE      NONE            221,546
CISCO SYS INC                 COM            17275R102       51,316    3,060,000   SH      SOLE      NONE          3,060,000
COCA COLA CO                  COM            191216100       51,066    1,161,900   SH      SOLE      NONE          1,161,900
EXXON MOBIL CORP              COM            30231G102       47,178      692,770   SH      SOLE      NONE            692,770
GENERAL ELECTRIC CO           COM            369604103       32,883    3,252,566   SH      SOLE      NONE          3,252,566
GOOGLE INC                    CL A           38259P508       53,949      155,000   SH      SOLE      NONE            155,000
HEWLETT PACKARD CO            COM            428236103       45,846    1,430,000   SH      SOLE      NONE          1,430,000
INFINITY PHARMACEUTICALS INC  COM            45665G303        1,232      149,834   SH      SOLE      NONE            149,834
INTERNATIONAL BUSINESS MACHS  COM            459200101       55,712      575,000   SH      SOLE      NONE            575,000
JOHNSON & JOHNSON             COM            478160104       46,940      892,400   SH      SOLE      NONE            892,400
JPMORGAN & CHASE & CO         COM            46625H100       44,019    1,656,089   SH      SOLE      NONE          1,656,089
METABASIS THERAPEUTICS INC    COM            59101M105          337      474,833   SH      SOLE      NONE            474,833
MICROMET INC                  COM            59509C105        3,717    1,176,287   SH      SOLE      NONE          1,176,287
MICROSOFT CORP                COM            594918104       45,287    2,465,295   SH      SOLE      NONE          2,465,295
PEPSICO INC                   COM            713448108       48,391      940,000   SH      SOLE      NONE            940,000
PFIZER INC                    COM            717081103       41,853    3,072,897   SH      SOLE      NONE          3,072,897
PROCTER & GAMBLE CO           COM            742718109       40,968      870,000   SH      SOLE      NONE            870,000
SCHLUMBERGER LTD              COM            806857108       41,676    1,026,000   SH      SOLE      NONE          1,026,000
WAL MART STORES INC           COM            931142103       51,537      989,200   SH      SOLE      NONE            989,200
                                                            786,153   28,325,967                                  28,325,967